Future Minimum Lease Payments by Year Under Capital Leases Together with Present Value of Net Minimum Lease Payments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Schedule of Capital Lease Obligations [Line Items]
2015	¥ 1,763
2016	1,269
2017	851
2018	479
2019	183
Thereafter	15
Total minimum lease payments	4,560
Less: Amount representing interest	(248)
Present value of net minimum lease payments	4,312
Less: Amounts representing estimated executory costs	(654)
Net minimum lease payments	3,658
Less: Current obligation	(1,379)
Long-term capital lease obligations	¥ 2,279